Cover	Oct. 01, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 01, 2025
Entity Registrant Name	BUTLER NATIONAL CORPORATION
Entity Incorporation, State or Country Code	KS
Entity File Number	0-1678
Entity Tax Identification Number	41-0834293
Entity Address, Address Line One	One Aero Plaza
Entity Address, City or Town	New Century
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	66031
City Area Code	913
Local Phone Number	780-9595
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000015847